Note 21 - Earnings Per Share (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit (loss), attributable to owners of parent after employee trust adjustment	$ 9,174	$ 8,288	$ 4,679
Weighted average number of ordinary shares outstanding	10,607,882	10,457,242	10,419,017
Adjusted weighted average number of ordinary shares outstanding	10,617,504	10,480,691	10,440,651
Antidilutive options excluded from computation of earnings per share, amount	18,378	68,795	426,550
Options out of the money [member]
Statement Line Items [Line Items]
Antidilutive options excluded from computation of earnings per share, amount	5,000	18,000	386,184